Loss per Common Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Loss per Common Share (Table)

	2021	2020	2019
Numerator
Net (loss) income attributable to Tsakos Energy Navigation Limited	$(151,401)	$24,002	$15,126
Preferred share dividends, Series B	—	—	(3,000)
Preferred share dividends, Series C	—	(3,328)	(4,438)
Preferred share dividends, Series D	(7,596)	(7,492)	(7,492)
Preferred share dividends, Series E	(10,822)	(10,637)	(10,637)
Preferred share dividends, Series F	(15,131)	(14,250)	(14,250)
Preferred share dividends, convertible Series G	(54)	(872)	(583)
Deemed dividend on Series B preferred shares	—	—	(2,750)
Deemed dividend on Series C preferred shares	—	(2,493)	—
Deemed dividend on partially redeemed Convertible Series G preferred shares	(2,171)	—	—
Net loss attributable to common stockholders	(187,175)	(15,070)	(28,024)
Denominator
Weighted average common shares outstanding	19,650,307	18,768,599	17,751,585
Basic and diluted loss per common share	$(9.53)	$(0.80)	$(1.58)